Organization and Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Millions	3 Months Ended													12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares		Sep. 30, 2017 $ / shares [3]	Jun. 30, 2017 $ / shares [3]	Mar. 31, 2017 $ / shares [3]	Dec. 31, 2016 USD ($) $ / shares		Sep. 30, 2016 USD ($) $ / shares		Jun. 30, 2016 USD ($) $ / shares		Mar. 31, 2016 USD ($) $ / shares		Dec. 31, 2017 USD ($) $ / shares shares		Dec. 31, 2016 USD ($) $ / shares shares		Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)
Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 214.6					$ 210.5								$ 214.6		$ 210.5
Restricted Cash	198.0					193.0								198.0		193.0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	412.6					403.5								412.6		403.5		$ 426.9	$ 421.6
Assets
Current Assets	4,253.1					6,033.9								4,253.1		6,033.9
Property, Plant and Equipment, Net	50,261.5					45,639.3	[1]							50,261.5		45,639.3	[1]
Other Noncurrent Assets	10,214.5					11,794.5								10,214.5		11,794.5
TOTAL ASSETS	64,729.1					63,467.7								64,729.1		63,467.7		61,683.1
Liabilities and Equity
Long-term Debt	21,173.3					20,256.4								21,173.3		20,256.4
Other Current Liabilities	1,033.2					1,302.8								1,033.2		1,302.8
Other Liabilities, Noncurrent	830.9					774.6								830.9		774.6
Equity	18,313.6					17,420.1								18,313.6		17,420.1		17,904.9	16,824.5
TOTAL LIABILITIES AND EQUITY	$ 64,729.1					63,467.7								64,729.1		63,467.7
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest						$ 375.2		$ (764.2)	[2]	$ 506.4		$ 503.1		1,928.9		620.5		1,768.6
Net Income (Loss) Attributable to Noncontrolling Interests														16.3		7.1		5.2
Income (Loss) from Continuing Operations Attributable to Parent														$ 1,912.6		$ 613.4		$ 1,763.4
Weighted Average Number of Basic AEP Common Shares Outstanding | shares														491,814,651		491,495,458		490,340,522
BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM CONTINUING OPERATIONS | $ / shares	$ 0.81	[3]	$ 1.11	$ 0.76	$ 1.20	$ 0.76	[3]	$ (1.56)	[3],[4]	$ 1.03	[3]	$ 1.02	[3]	$ 3.89		$ 1.25		$ 3.59
Weighted Average Dilutive Effect of:
Weighted Average Number of Diluted AEP Common Shares Outstanding | shares														492,611,067		491,662,007		490,574,568
DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM CONTINUING OPERATIONS | $ / shares	$ 0.81	[3]	$ 1.10	$ 0.76	$ 1.20	$ 0.76	[3]	$ (1.56)	[3],[4]	$ 1.03	[3]	$ 1.02	[3]	$ 3.88		$ 1.25		$ 3.59
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment														$ 1,709.1		$ 1,688.5		$ 1,674.3
Amortization of Certain Securitized Assets														275.9		254.6		318.9
Amortization of Regulatory Assets and Liabilities														12.2		19.2		16.5
Utilities Operating Expense, Depreciation and Amortization														1,997.2		1,962.3		2,009.7
Cash Paid (Received) for:
Interest Paid, Net														858.3		848.5		857.2
Income Taxes Paid, Net														(1.1)		29.5		120.2
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred														60.7		86.1		150.2
Construction Expenditures Included in Current Liabilities as of December 31,														1,330.8		858.0		741.4
Construction Expenditures Included in Noncurrent Liabilities as of December 31,														71.8		0.0		51.6
Construction Expenditures Included in Noncurrent Assets as of December 31,														0.0		0.0		10.5
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,														0.0		2.1		37.9
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage														2.6		0.7		2.2
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt														3,854.1		2,594.9		3,436.6
Repayments of Long-term Debt														$ 3,087.9		1,794.9		2,397.9
Number of Equity Method Investments	2													2
Equity Method Investment	$ 812.3					$ 809.4								$ 812.3		809.4
Income (Loss) from Equity Method Investment														$ 82.4		$ 71.2		$ 65.3
Antidilutive Shares Outstanding | shares														0		0		0
ETT [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Equity Method Investment, Ownership Percentage	50.00%													50.00%
Equity Method Investment	$ 664.0													$ 664.0
Income (Loss) from Equity Method Investment														$ 82.0
ETT [Member] | Berkshire Hathaway [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Equity Method Investment, Ownership Percentage	50.00%													50.00%
ETT [Member] | AEP Transmission Holdco [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Equity Method Investment, Ownership Percentage	49.50%													49.50%
ETT [Member] | AEP Transmission Partner [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Equity Method Investment, Ownership Percentage	0.50%													0.50%
Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	25.00%													25.00%
Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	59.00%													59.00%
Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%													15.00%
Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%													1.00%
Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	49.00%													49.00%
Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	49.00%													49.00%
Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%													2.00%
AEP Texas Inc. [Member]
Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 2.0					0.6								$ 2.0		$ 0.6
Restricted Cash	155.2					146.3								155.2		146.3
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	157.2					146.9								$ 157.2		146.9		$ 208.4	216.9
Risks and Uncertainties [Abstract]
Percentage of Significant Customers Concentration Risk														10.00%
Assets
Current Assets	563.8					389.2								$ 563.8		389.2
Property, Plant and Equipment, Net	6,825.1					5,780.7								6,825.1		5,780.7
Other Noncurrent Assets	1,384.7					1,539.2								1,384.7		1,539.2
TOTAL ASSETS	8,773.6					7,709.1								8,773.6		7,709.1
Liabilities and Equity
Long-term Debt	3,649.3					3,217.7								3,649.3		3,217.7
Other Current Liabilities	76.4					94.8								76.4		94.8
Other Liabilities, Noncurrent	63.4					56.3								63.4		56.3
Equity	2,169.9					1,657.1								2,169.9		1,657.1		1,674.7	1,309.4
TOTAL LIABILITIES AND EQUITY	8,773.6					7,709.1								8,773.6		7,709.1
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest						55.2		$ 55.5		$ 49.7		$ 35.0		310.5		195.4		121.7
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment														221.1		204.0		193.3
Amortization of Certain Securitized Assets														231.4		210.3		275.5
Amortization of Regulatory Assets and Liabilities														(2.4)		(0.4)		0.1
Utilities Operating Expense, Depreciation and Amortization														450.1		413.9		468.9
Cash Paid (Received) for:
Interest Paid, Net														134.6		145.6		144.0
Income Taxes Paid, Net														(28.3)		38.2		8.1
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred														8.2		7.1		6.1
Construction Expenditures Included in Current Liabilities as of December 31,														325.7		100.1		72.8
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt														749.6		199.2		370.1
Repayments of Long-term Debt														323.1		428.7		273.7
AEP Texas Inc. [Member] | Pension Plans [Member]
Liabilities and Equity
Other Liabilities, Noncurrent	$ 3.6					4.7								$ 3.6		4.7
AEP Texas Inc. [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	25.00%													25.00%
AEP Texas Inc. [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	59.00%													59.00%
AEP Texas Inc. [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%													15.00%
AEP Texas Inc. [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%													1.00%
AEP Texas Inc. [Member] | Other Postretirement Benefit Plans [Member]
Liabilities and Equity
Other Liabilities, Noncurrent	$ 0.0					0.0								$ 0.0		0.0
AEP Texas Inc. [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	49.00%													49.00%
AEP Texas Inc. [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	49.00%													49.00%
AEP Texas Inc. [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%													2.00%
AEP Transmission Co [Member]
Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 0.0					0.0								$ 0.0		0.0		0.0	0.0
Assets
Current Assets	327.7					178.8								327.7		178.8
Property, Plant and Equipment, Net	6,609.8					4,954.6								6,609.8		4,954.6
Other Noncurrent Assets	130.6					216.4								130.6		216.4
TOTAL ASSETS	7,068.1					5,349.8								7,068.1		5,349.8		4,156.5
Liabilities and Equity
Long-term Debt	2,550.4					1,932.0								2,550.4		1,932.0
Other Current Liabilities	4.1					10.9								4.1		10.9
Other Liabilities, Noncurrent	30.7					4.0								30.7		4.0
TOTAL LIABILITIES AND EQUITY	7,068.1					5,349.8								7,068.1		5,349.8
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest						0.0		0.0		0.0		0.0
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment														97.1		65.9		42.4
Amortization of Certain Securitized Assets														0.0		0.0		0.0
Amortization of Regulatory Assets and Liabilities														0.0		0.0		0.0
Utilities Operating Expense, Depreciation and Amortization														97.1		65.9		42.4
Cash Paid (Received) for:
Interest Paid, Net														61.2		42.0		32.5
Income Taxes Paid, Net														(107.3)		(235.1)		(11.2)
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred														0.2		0.0		0.0
Construction Expenditures Included in Current Liabilities as of December 31,														473.7		298.3		208.0
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt														617.6		686.9		449.0
Repayments of Long-term Debt														0.0		300.0		0.0
Appalachian Power Co [Member]
Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents, at Carrying Value	2.9					2.7								2.9		2.7
Restricted Cash	16.3					15.8								16.3		15.8
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	19.2					18.5								19.2		18.5		17.6	18.2
Assets
Current Assets	636.2					591.7								636.2		591.7
Property, Plant and Equipment, Net	10,245.1					9,825.8								10,245.1		9,825.8
Other Noncurrent Assets	1,047.3					1,559.7								1,047.3		1,559.7
TOTAL ASSETS	11,928.6					11,977.2								11,928.6		11,977.2
Liabilities and Equity
Long-term Debt	3,980.1					4,033.9								3,980.1		4,033.9
Other Current Liabilities	109.0					129.5								109.0		129.5
Other Liabilities, Noncurrent	74.7					64.5								74.7		64.5
Equity	3,804.5					3,583.5								3,804.5		3,583.5		3,475.0	3,366.9
TOTAL LIABILITIES AND EQUITY	$ 11,928.6					11,977.2								11,928.6		11,977.2
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest						0.0		0.0		0.0		0.0
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment														407.6		387.6		385.6
Amortization of Certain Securitized Assets														0.0		0.0		0.0
Amortization of Regulatory Assets and Liabilities														0.3		0.9		3.2
Utilities Operating Expense, Depreciation and Amortization														407.9		388.5		388.8
Cash Paid (Received) for:
Interest Paid, Net														183.6		181.8		196.7
Income Taxes Paid, Net														31.2		22.1		30.4
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred														3.5		6.1		31.8
Construction Expenditures Included in Current Liabilities as of December 31,														126.3		151.6		90.4
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt														320.9		314.0		726.3
Repayments of Long-term Debt														$ 377.9		213.6		672.6
Appalachian Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	25.00%													25.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	59.00%													59.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%													15.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%													1.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	49.00%													49.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	49.00%													49.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%													2.00%
Indiana Michigan Power Co [Member]
Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 1.3					1.2								$ 1.3		1.2		1.1	1.0
Assets
Current Assets	434.0					419.5								434.0		419.5
Property, Plant and Equipment, Net	6,050.4					5,627.5								6,050.4		5,627.5
Other Noncurrent Assets	3,287.6					3,294.3								3,287.6		3,294.3
TOTAL ASSETS	9,772.0					9,341.3								9,772.0		9,341.3
Liabilities and Equity
Long-term Debt	2,745.1					2,471.4								2,745.1		2,471.4
Other Current Liabilities	106.4					123.4								106.4		123.4
Other Liabilities, Noncurrent	88.5					120.4								88.5		120.4
Equity	2,217.6					2,151.8								2,217.6		2,151.8		2,036.4	1,954.0
TOTAL LIABILITIES AND EQUITY	9,772.0					9,341.3								9,772.0		9,341.3
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest						0.0		0.0		0.0		0.0
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)														62.6		62.1		78.8
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment														203.1		183.9		193.5
Amortization of Certain Securitized Assets														0.0		0.0		0.0
Amortization of Regulatory Assets and Liabilities														7.8		7.8		4.9
Utilities Operating Expense, Depreciation and Amortization														210.9		191.7		198.4
Cash Paid (Received) for:
Interest Paid, Net														94.8		83.3		84.5
Income Taxes Paid, Net														(89.9)		(39.5)		21.2
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred														7.1		18.2		3.0
Construction Expenditures Included in Current Liabilities as of December 31,														88.5		106.2		95.8
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,														0.0		2.1		37.9
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage														2.6		0.7		2.2
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt														530.1		569.4		310.7
Repayments of Long-term Debt														260.7		100.2		332.1
Indiana Michigan Power Co [Member] | Pension Plans [Member]
Liabilities and Equity
Other Liabilities, Noncurrent	$ 1.0					25.5								$ 1.0		25.5
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	25.00%													25.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	59.00%													59.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%													15.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%													1.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member]
Liabilities and Equity
Other Liabilities, Noncurrent	$ 0.0					0.0								$ 0.0		0.0
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	49.00%													49.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	49.00%													49.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%													2.00%
Ohio Power Co [Member]
Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 3.1					3.1								$ 3.1		3.1
Restricted Cash	26.6					27.2								26.6		27.2
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	29.7					30.3								29.7		30.3		30.8	31.6
Assets
Current Assets	397.9					270.9								397.9		270.9
Property, Plant and Equipment, Net	5,766.8					5,325.6								5,766.8		5,325.6
Other Noncurrent Assets	1,097.0					1,497.4								1,097.0		1,497.4
TOTAL ASSETS	7,261.7					7,093.9								7,261.7		7,093.9
Liabilities and Equity
Long-term Debt	1,719.3					1,763.9								1,719.3		1,763.9
Other Current Liabilities	165.9					236.0								165.9		236.0
Other Liabilities, Noncurrent	46.2					111.7								46.2		111.7
Equity	2,310.3					2,117.5								2,310.3		2,117.5		1,986.6	1,980.2
TOTAL LIABILITIES AND EQUITY	7,261.7					7,093.9								7,261.7		7,093.9
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest						0.0		0.0		0.0		0.0
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment														200.9		202.3		184.4
Amortization of Certain Securitized Assets														44.4		44.3		43.3
Amortization of Regulatory Assets and Liabilities														(19.4)		(8.0)		(10.2)
Utilities Operating Expense, Depreciation and Amortization														225.9		238.6		217.5
Cash Paid (Received) for:
Interest Paid, Net														100.0		109.9		121.6
Income Taxes Paid, Net														48.5		220.4		26.1
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred														4.5		3.4		2.7
Construction Expenditures Included in Current Liabilities as of December 31,														87.8		44.6		34.3
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Notes Receivable - Affiliated	32.3					32.3								32.3		32.3
Repayments of Long-term Debt														46.4		395.9		131.5
Ohio Power Co [Member] | Pension Plans [Member]
Liabilities and Equity
Other Liabilities, Noncurrent	$ 0.4					19.1								$ 0.4		19.1
Ohio Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	25.00%													25.00%
Ohio Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	59.00%													59.00%
Ohio Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%													15.00%
Ohio Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%													1.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member]
Liabilities and Equity
Other Liabilities, Noncurrent	$ 0.0					0.0								$ 0.0		0.0
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	49.00%													49.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	49.00%													49.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%													2.00%
Public Service Co Of Oklahoma [Member]
Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 1.6					1.5								$ 1.6		1.5		1.4	1.4
Assets
Current Assets	205.3					195.4								205.3		195.4
Property, Plant and Equipment, Net	3,886.2					3,823.2								3,886.2		3,823.2
Other Noncurrent Assets	416.8					360.6								416.8		360.6
TOTAL ASSETS	4,508.3					4,379.2								4,508.3		4,379.2
Liabilities and Equity
Long-term Debt	1,286.5					1,286.0								1,286.5		1,286.0
Other Current Liabilities	44.7					47.8								44.7		47.8
Other Liabilities, Noncurrent	22.5					24.8								22.5		24.8
Equity	1,215.3					1,214.1								1,215.3		1,214.1		1,119.9	1,028.2
TOTAL LIABILITIES AND EQUITY	4,508.3					4,379.2								4,508.3		4,379.2
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest						0.0		0.0		0.0		0.0
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment														131.4		122.6		108.6
Amortization of Certain Securitized Assets														0.0		0.0		0.0
Amortization of Regulatory Assets and Liabilities														(1.0)		7.6		8.9
Utilities Operating Expense, Depreciation and Amortization														130.4		130.2		117.5
Cash Paid (Received) for:
Interest Paid, Net														61.5		60.1		54.8
Income Taxes Paid, Net														(72.6)		(37.7)		7.9
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred														2.1		3.1		3.6
Construction Expenditures Included in Current Liabilities as of December 31,														23.1		33.6		47.4
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt														0.0		274.2		248.8
Repayments of Long-term Debt														0.5		275.4		0.4
Public Service Co Of Oklahoma [Member] | Pension Plans [Member]
Liabilities and Equity
Other Liabilities, Noncurrent	$ 2.5					2.1								$ 2.5		2.1
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	25.00%													25.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	59.00%													59.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%													15.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%													1.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member]
Liabilities and Equity
Other Liabilities, Noncurrent	$ 0.0					0.0								$ 0.0		0.0
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	49.00%													49.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	49.00%													49.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%													2.00%
Southwestern Electric Power Co [Member]
Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 1.6					10.3								$ 1.6		10.3		5.2	14.4
Assets
Current Assets	380.4					546.0								380.4		546.0
Property, Plant and Equipment, Net	6,632.0					6,429.5								6,632.0		6,429.5
Other Noncurrent Assets	330.5					651.1								330.5		651.1
TOTAL ASSETS	7,342.9					7,626.6								7,342.9		7,626.6
Liabilities and Equity
Long-term Debt	2,441.9					2,679.1								2,441.9		2,679.1
Other Current Liabilities	78.7					83.9								78.7		83.9
Other Liabilities, Noncurrent	19.9					9.7								19.9		9.7
Equity	2,234.5					2,215.2								2,234.5		2,215.2		2,169.7	$ 2,097.2
TOTAL LIABILITIES AND EQUITY	$ 7,342.9					7,626.6								7,342.9		7,626.6
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest						$ 0.0		$ 0.0		$ 0.0		$ 0.0
Net Income (Loss) Attributable to Noncontrolling Interests														12.8		4.1		3.7
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment														217.2		196.6		190.7
Amortization of Certain Securitized Assets														0.0		0.0		0.0
Amortization of Regulatory Assets and Liabilities														0.2		(0.1)		1.3
Utilities Operating Expense, Depreciation and Amortization														217.4		196.5		192.0
Cash Paid (Received) for:
Interest Paid, Net														124.4		118.0		112.6
Income Taxes Paid, Net														(75.3)		(32.0)		15.4
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred														3.3		5.9		7.4
Construction Expenditures Included in Current Liabilities as of December 31,														71.2		41.8		92.9
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt														114.6		406.7		445.9
Repayments of Long-term Debt														353.7		3.3		306.8
Income (Loss) from Equity Method Investment														$ (3.8)		$ 7.9		$ 3.9
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	25.00%													25.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	59.00%													59.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%													15.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%													1.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	49.00%													49.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	49.00%													49.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%													2.00%
Restricted Stock Units and Performance Share Units [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of Shares | shares														800,000		200,000		300,000
Dilutive Securities, Effect on Basic Earnings Per Share | $ / shares														$ (0.01)		$ 0		$ 0
Revenues [Member] | AEP Texas Inc. [Member]
Risks and Uncertainties [Abstract]
Percentage of Significant Customers Concentration Risk														35.00%	[5]	46.00%		53.00%
Revenues [Member] | AEP Transmission Co [Member]
Risks and Uncertainties [Abstract]
Percentage of Significant Customers Concentration Risk														80.00%		77.00%		73.00%
Accounts Receivable [Member] | AEP Texas Inc. [Member]
Risks and Uncertainties [Abstract]
Percentage of Significant Customers Concentration Risk														31.00%	[5]	42.00%		43.00%
Accounts Receivable [Member] | AEP Transmission Co [Member]
Risks and Uncertainties [Abstract]
Percentage of Significant Customers Concentration Risk														82.00%		86.00%		77.00%

[1]	Amount excludes $1.8 billion of Property, Plant and Equipment - Net classified as Assets Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.
[2]	Includes impairments for certain merchant generation assets (see Note 7).
[3]	Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.
[4]	Relates to impairments for certain merchant generation assets (see Note 7).
[5]	Just Energy did not meet the Total Revenue threshold of 10% in order to be considered a significant customer.